Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 87,255	$ 94,157
Restricted cash	1,380	750
Pool receivable from affiliates, net (note 11b)	9,084	24,598
Accounts receivable	18,187	33,789
Vessels held for sale (note 12)	0	33,802
Due from affiliates (note 11b)	46,306	48,712
Current portion of derivative assets (note 7)	116	875
Prepaid expenses	16,664	21,300
Total current assets	178,992	257,983
Vessels and equipment At cost, less accumulated depreciation of $500.3 million (2016 - $459.3 million)	1,554,055	1,605,372
Investment in and advances to equity accounted investments (note 5)	43,201	70,651
Derivative assets (note 7)	2,920	4,538
Intangible assets At cost, less accumulated amortization of $6.5 million (2016 - $4.8 million)	16,044	17,658
Other non-current assets	155	107
Goodwill	8,059	8,059
Total assets	1,803,426	1,964,368
Current
Accounts payable	9,253	14,406
Accrued liabilities	26,157	28,663
Current portion of long-term debt (note 6)	150,254	171,019
Current portion of derivative liabilities (note 7)	265	1,108
Deferred revenue	6,174	4,455
Due to affiliates (note 11b)	31,993	36,297
Total current liabilities	224,096	255,948
Long-term debt (note 6)	671,532	761,997
Other long-term liabilities (note 8)	17,829	13,683
Total liabilities	913,457	1,031,628
Commitments and contingencies (notes 5, 6 and 7)
Equity
Common stock and additional paid-in capital (300.0 million shares authorized, 142.2 million Class A and 37.0 million Class B shares issued and outstanding as of June 30, 2017 and 136.1 million Class A and 23.2 million Class B shares issued and outstanding as of December 31, 2016) (note 10)	1,143,353	1,103,304
Accumulated deficit	(253,384)	(182,680)
Entities under Common Control Equity (note 3)	0	12,116
Total equity	889,969	932,740
Total liabilities and equity	$ 1,803,426	$ 1,964,368